Statements of Changes in Shareholder's Deficit - USD ($)	Total	Preferred shares, NIS 0.01 Par Value	Ordinary shares, NIS 0.01 Par Value	Receipts on account of shares	Additional paid-in capital	Accumulated deficit
BALANCE at Dec. 31, 2014	$ (587,693)	$ 8,562	$ 89,492	$ 57,356	$ 345,335	$ (1,088,438)
BALANCE, Share at Dec. 31, 2014		3,000,000	33,352,200	57,356
CHANGES DURING THE YEAR ENDED
Issuance of ordinary shares, net of issuance expenses	659,485		$ 62,395		597,090
Issuance of ordinary shares, net of issuance expenses, Share			24,479,800
Stock-based compensation	219,239	$ 248	$ 2,539		216,452
Stock-based compensation, shares		96,195	1,000,000
Ordinary shares issued, for previous receipts for shares			$ 355	(57,356)	57,001
Ordinary shares issued, for previous receipts for shares, shares			123,900
Net loss for the year	(818,541)					(818,541)
BALANCE at Dec. 31, 2015	(527,510)	$ 8,810	$ 154,781		1,215,878	(1,906,979)
BALANCE shares at Dec. 31, 2015		3,096,195	58,955,900	0
CHANGES DURING THE YEAR ENDED
Issuance of ordinary shares, net of issuance expenses	566,569		$ 11,669		554,900
Issuance of ordinary shares, net of issuance expenses, Share			4,518,406
Exercise of stock options	273		$ 273
Exercise of stock options, shares			103,428
Stock-based compensation	161,430	$ 614			160,816
Stock-based compensation, shares		237,276
Stock-based compensation for consulting services	48,750				48,750
Stock-based compensation for consulting services, shares
Net loss for the year	(653,461)					(653,461)
BALANCE at Dec. 31, 2016	(403,949)	$ 9,424	$ 166,723		1,980,344	(2,560,440)
BALANCE shares at Dec. 31, 2016		3,333,471	63,577,734	0
CHANGES DURING THE YEAR ENDED
Exercise of warrants, net of issuance expenses (see Note 8)	1,063,100		$ 4,625		1,058,475
Exercise of warrants, net of issuance expenses (see Note 8), shares			1,665,000
Issuance of ordinary shares, net of issuance expenses	562,553		$ 3,015		559,538
Issuance of ordinary shares, net of issuance expenses, Share			1,061,125
Exercise of stock options	226		$ 226
Exercise of stock options, shares			81,432
Stock-based compensation	110,008	$ 51			109,957
Stock-based compensation, shares		18,379
Conversion of preferred shares into ordinary shares		$ (9,475)	$ 9,475
Conversion of preferred shares into ordinary shares, shares		(3,351,850)	3,351,850
Stock-based compensation for consulting services	3,801		$ 897		2,904
Stock-based compensation for consulting services, shares			350,000
Net loss for the year	(2,675,372)					(2,675,372)
BALANCE at Dec. 31, 2017	$ (1,339,633)		$ 184,961		$ 3,711,218	$ (5,235,812)
BALANCE shares at Dec. 31, 2017			70,087,141